Jan. 28, 2019

BLACKROCK FUNDSSM

BlackRock All-Cap Energy & Resources Portfolio

(the “Fund”)

Supplement dated January 17, 2020

to the Fund’s Summary Prospectuses, Prospectuses

and Statement of Additional Information (the “SAI”)

Effective January 13, 2020, the Fund changed its name to BlackRock Energy Opportunities Fund. Accordingly, effective January 13, 2020, references to the Fund’s name in the Fund’s Summary Prospectuses, Prospectuses and SAI are changed to reflect the new Fund name.